INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Assets per Reinsurance Contract (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets per reinsurance contract [Abstract]
Future service changes		S/ 15,575	S/ 1,444
Result of the reinsurance service		(494,597)	(391,321)	S/ (460,899)
Other changes		56,013	(125,495)
Cash flow [Abstract]
Net cash flow		343,023	(57,803)
Reinsurance Contracts [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period		872,046	744,008
Directly attributable claims incurred		343,855	660,468
Changes that relate to past services		(158,503)	(219,215)
Future service changes		(5,735)	7,238
Reinsurance recoveries		179,617	448,491	317,110
Expenses for assigning the premiums paid to the reinsurer		(674,214)	(839,812)	(778,009)
Result of the reinsurance service		(494,597)	(391,321)	(460,899)
Net financial expenses for reinsurance contracts		30,377	43,419
Other changes		(31,916)	(44,543)
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid		767,853	888,258
Reinsurance recoveries		(302,593)	(367,775)
Net cash flow		465,260	520,483
Balances at the end of the period		841,170	872,046	744,008
Reinsurance Contracts [Member] | Assets Remaining Coverage [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	[1]	(133,054)	(96,962)
Directly attributable claims incurred	[1]	0	0
Changes that relate to past services	[1]	0	0
Future service changes	[1]	(5,735)	7,238
Reinsurance recoveries	[1]	(5,735)	7,238
Expenses for assigning the premiums paid to the reinsurer	[1]	(674,214)	(837,543)
Result of the reinsurance service	[1]	(679,949)	(830,305)
Net financial expenses for reinsurance contracts	[1]	0	0
Other changes	[1]	(13,237)	91,775
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	[1]	767,841	885,988
Reinsurance recoveries	[1]	0	0
Net cash flow	[1]	767,841	885,988
Balances at the end of the period	[1]	(58,399)	(133,054)	(96,962)
Reinsurance Contracts [Member] | Incurred Claims Assets - Contracts Measured by PAA Present Value of Future Cash Flows [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	[2]	1,005,100	840,970
Directly attributable claims incurred	[2]	343,855	660,468
Changes that relate to past services	[2]	(158,503)	(219,215)
Future service changes	[2]	0	0
Reinsurance recoveries	[2]	185,352	441,253
Expenses for assigning the premiums paid to the reinsurer	[2]	0	(2,269)
Result of the reinsurance service	[2]	185,352	438,984
Net financial expenses for reinsurance contracts	[2]	30,377	43,419
Other changes	[2]	(18,679)	47,232
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	[2]	12	2,270
Reinsurance recoveries	[2]	(302,593)	(367,775)
Net cash flow	[2]	(302,581)	(365,505)
Balances at the end of the period	[2]	S/ 899,569	S/ 1,005,100	S/ 840,970

[1]	Includes accounts payable to reinsurers and co-insurers and excess of loss contracts.
[2]	Includes accounts receivable from reinsurers and co-insurers.